Other financial assets (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Other financial assets
Accrued interest receivable	$ 1,921	$ 2,223
Securities sold not delivered	7,048	1,716
Trade debtors	430	343
Interbank lending	319	174
Clearing and settlement balances	530	602
Accrued fees and commissions	401	276
Other	117	122
Total other financial assets	10,766	5,456
Parent Entity
Other financial assets
Accrued interest receivable	1,735	1,987
Securities sold not delivered	7,041	1,716
Trade debtors	255	320
Interbank lending	246	173
Clearing and settlement balances	474	480
Accrued fees and commissions	258	155
Other	117	120
Total other financial assets	$ 10,126	$ 4,951